Significant accounting policies and judgements	6 Months Ended
Jun. 30, 2023
Disclosure Of List Of Accounting Policies [Abstract]
Significant accounting policies and judgements
Note 1 - Significant accounting policies and judgements
General information
Polestar Automotive Holding UK PLC (formerly known as Polestar Automotive Holding UK Limited) (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar," “Polestar Group,” and the “Group," is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, manufacturing, branding and marketing, and the commercialization and selling of vehicles, technology solutions, and services related to battery electric vehicles. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 418 78 Göteborg, Sweden.
As of June 30, 2023, related parties own 88.3% of the Group. Of related party ownership, Snita Holding B.V. owns 48.3%, PSD Investment Limited owns 39.2%, and various other entities own 0.8%. The remaining 11.7% of the Group is owned by external investors.
Basis of preparation
The Unaudited Condensed Consolidated Financial Statements in this interim report of Polestar Group are prepared in accordance with International Accounting Standards (“IAS”) 34, Interim Financial Reporting (“IAS 34”), as adopted by the International Accounting Standards Board (“IASB”). The Unaudited Condensed Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This interim report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of Polestar Automotive Holding Limited and its consolidated subsidiaries.
Going concern
Polestar Group’s Unaudited Condensed Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with Management’s 2024-2028 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar Group’s ability to continue as a going concern. All information available to Management pertaining to the twelve-month period after the issuance date of these Unaudited Condensed Consolidated Financial Statements was used in performing this assessment.
Historically, Polestar Group has financed its operations primarily through short-term working capital loan arrangements with credit institutions (i.e., 12 months or less), contributions from shareholders, credit facilities from related parties, and extended trade credit from related parties. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the three months ended June 30, 2023 and 2022 amounted to $304,057 and $228,244, respectively. Net losses for the six months ended June 30, 2023 and 2022 amounted to $313,035 and $502,734, respectively. Negative operating and investing cash flows for the six months ended June 30, 2023 and 2022 amounted to $941,828 and $916,331, respectively. Management forecasts that Polestar Group will continue to generate negative operating and investing cash flows in the near future, until sustainable commercial operations are achieved. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Management’s 2024-2028 business plan indicates that Polestar Group depends on additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, credit facilities from related parties, and executing capital market transactions through offerings of debt and/or equity. The timely realization of these financing endeavors is crucial for Polestar Group’s ability to continue as a going concern. If Polestar is unable to obtain financing from these sources or if such financing is not sufficient to cover forecasted operating and investing cash flow needs, Polestar Group will need to seek additional funding through other means (e.g., issuing new shares of equity or issuing bonds). Management has no certainty that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
Based on these circumstances, Management has determined there is substantial doubt about Polestar Group’s ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Unaudited Condensed Consolidated Financial Statements do not include any adjustments to factor for the going concern uncertainty.
Adoption of new and revised standards
In May 2023, the IASB issued amendments to IAS 12, Income taxes: International Tax Reform – Pillar Two Model Rules, to clarify the application of IAS 12, Income Taxes, to income taxes arising from tax law enacted or substantively enacted to implement the Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two model rules (Pillar Two income taxes). The amendments introduce: (i) a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, which was effective immediately upon issuance of the amendment, and (ii) disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before the effective date of the Pillar Two model rules, which apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023.
For a detailed assessment of the Group’s adoption of other new and revised standards, refer to Note 1 - Significant accounting policies and judgments of the Consolidated Financial Statements for Polestar Automotive Holding Limited, as of December 31, 2022, and 2021, and for the three years ended December 31, 2022, that were included in the Form 20-F filed with the United States Securities and Exchange Commission (“SEC”) on April 14, 2023. Management has concluded the adoption of new and revised accounting pronouncements has not or will not have a material impact on the Group’s Unaudited Condensed Consolidated Financial Statements. The adoptions of accounting pronouncements issued, but not effective, for the six months ended June 30, 2023, will not have a material impact on the Group’s Unaudited Condensed Consolidated Financial Statements.
Presentation, basis of consolidation, segment reporting, and foreign currency
For a detailed description of the Group’s presentation, basis of consolidation, segment reporting, and foreign currency, including currency risk, refer to Note 1 - Significant accounting policies and judgements and Note 2 - Financial risk management of the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2022 and 2021, and for the three years ended December 31, 2022, that were included in the Form 20-F filed with the SEC on April 14, 2023. There are no changes for the periods presented in these Unaudited Condensed Consolidated Financial Statements.
The following tables show the breakdown of the Group’s revenue from external customers and non-current assets by geographical location where the Polestar company recognizing the revenue is located:

	For the three months ended June 30,		For the six months ended June 30,
Revenue	2023	2022	2023	2022
UK	134,412	67,917	291,584	137,218
USA	122,525	134,393	231,737	214,231
Sweden	107,197	59,334	157,043	155,157
Germany	65,402	59,641	117,399	102,209
Canada	40,056	17,836	63,122	24,169
Netherlands	33,567	30,383	50,483	55,938
Australia	24,448	19,130	48,463	23,032
Belgium	31,837	22,932	47,786	42,707
Norway	13,264	54,853	31,194	116,522
Italy	16,082	—	28,226	—
Denmark	15,809	24,151	28,009	38,928
Finland	11,446	11,716	24,283	19,058
China	10,795	27,491	18,447	31,643
Other regions[1]	58,407	59,293	93,489	80,485
Total	$685,247	$589,070	$1,231,265	$1,041,297
1 - Other regions primarily consist of Austria, Korea, Spain and Switzerland in 2023. Other regions primarily consist of Korea, Switzerland and Austria in 2022.

	As of June 30, 2023	As of December 31, 2022
Non-current assets[2]
Sweden	1,224,294	1,151,920
China	472,782	474,301
Germany	66,112	36,747
United Kingdom	21,860	22,777
USA	10,064	37,752
Other regions[3]	33,358	28,532
Total	$1,828,470	$1,752,029
2 - Non-current assets: excludes Deferred tax asset and Other investments.
3 - Other regions primarily consist of Switzerland, Belgium, Netherlands and Australia in 2023. Other regions primarily consist of Belgium, Switzerland and Australia in 2022.
Restatement of certain comparative period items
Net loss per share for the six months ended June 30, 2022 has been restated to reflect the number of equivalent shares issued by the Parent to the Former Parent in connection with the merger with Gores Guggenheim, Inc. on June 23, 2022. The adjustment is based on the number of shares outstanding on the reporting date multiplied by the exchange ratio of 8.335.
In the Unaudited Condensed Consolidated Statement of Changes in Equity as of June 30, 2022, the lines previously presented as Merger with Gores Guggenheim Inc. and Changes in the consolidated group amounting to an equity impact of $199,628 have been adjusted to present each individual item related to the merger that impacted equity, resulting in an aggregate restated equity impact of $199,564.
Accounting policies
Polestar Group continues to apply the same accounting policies, methods, estimates and judgements as described in Note 1 - Significant accounting policies and judgements of the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2022 and 2021, and for the three years ended December 31, 2022, that were included in the Form 20-F filed with the SEC on April 14, 2023.
Use of estimates and judgements
The preparation of these Unaudited Condensed Consolidated Financial Statements, in accordance with IAS 34, requires management to make judgements, estimates, and assumptions that affect the application of the Group’s accounting policies, the reported amount of assets, liabilities, revenues, expenses, and other related financial items. Management reviews its estimates and assumptions on a continuous basis; changes in accounting estimates are recognized in the period in which the estimates are revised, and prospectively thereafter. Actual results could differ materially from those estimates using different assumptions or under different conditions. The Group did not have any events requiring the application of new critical estimates and judgements during the six months ended June 30, 2023.
Earnings per share
Basic earnings per share is calculated by dividing the net loss for the period by the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by adjusting the net income for the period and the weighted average number of Class A Shares and Class B Shares outstanding for the effect of dilutive potential ordinary shares (“POSs”) outstanding during the period (i.e., Class A Shares and/or Class B Shares that the Group is obligated to issue, or might issue under certain circumstances, in accordance with various contractual arrangements). The Group’s POSs are classified based on the nature of their instrument or arrangement and then the earnings per incremental share (“EPIS”) is calculated for each class of POS to determine if they are dilutive or anti-dilutive. Anti-dilutive POSs are excluded from the calculation of dilutive earnings per share.
EPIS is calculated as (1) the consequential effect on profit or loss from the assumed conversion of the class of POS (i.e., the numerator adjustment) divided by (2) the weighted average number of outstanding POSs for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs	Treasury share[1]
Class C Shares	Treasury share
Earn-out rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Notes	The number of shares issued assuming conversion occurred at the beginning of the reporting period
Convertible Credit Facility with Volvo Cars	If the instrument is converted, the number of shares issued on the date of the conversion
1 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
Fair value measurement
Valuation methodology for the fair value of the financial liability related to the Class C-2 Shares
The Class C-2 Shares represents a derivative financial instrument that is carried at fair value through profit and loss (“FVTPL”) by reference to Level 2 measurement inputs because an observable price for the Class C-1 Shares, which are almost identical instruments, is available in the active market. Class C Shares are presented in current liabilities within the Unaudited Condensed Consolidated Statement of Financial Position as they can be exercised by the holder at any time. The related liability is measured at fair value, with any changes in fair value recognized in earnings. The fair value of the Class C-2 Shares is determined using a binomial lattice option pricing model in a risk-neutral framework whereby the future prices of the Class A Shares are calculated assuming a geometric Brownian motion (“GBM”). For each future price, the Class C-2 payoff amount is calculated based on the contractual terms of the Class C-2 Shares, including assumptions for optimal early exercise and redemption, and then discounted at the term-matched risk-free rate. The final fair value of the Class C-2 Shares is calculated as the probability-weighted present value over all modeled future payoff amounts. As of June 30, 2023, the fair value of the Class C-2 Shares was determined to equal $3,105 by leveraging the closing price of the Class C-1 Shares on the Nasdaq of $0.69 per share, an implied volatility of 94%, a risk-free rate of 4.27%, a dividend yield of 0%, and a 1,000 time-steps for the binomial lattice option pricing model. Refer to Note 8 - Reverse recapitalization for more detail on the Class C-2 Shares.
Valuation methodology for the fair value of the financial liability related to the Former Parent’s contingent earn-out rights
The Former Parent’s contingent earn-out right represents a derivative financial instrument that is carried at FVTPL by reference to Level 3 measurement inputs because a quoted or observable price for the instrument or an identical instrument is not available in active markets. The earn-out liability is presented in non-current liabilities within the Unaudited Condensed Consolidated Statement of Financial Position to align with the expected timing of the underlying earn-out payments. The fair value of the earn-out is determined using a Monte Carlo simulation that incorporates a term of 4.48 years, the five earn-out tranches, and the probability of the Class A
Shares in ListCo reaching certain daily volume weighted average prices during the earn-out period resulting in the issuance of each tranche of Class A Shares and Class B Shares in ListCo to the Former Parent. As of June 30, 2023, the fair value of the earn-out was determined to equal $365,575 by leveraging an implied volatility of 75% and a risk-free rate of 4.18%. The implied volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. The calculated fair value would increase (decrease) if the implied volatility were higher (lower). Refer to Note 8 - Reverse recapitalization for more detail on the Former Parent’s earn-out rights.
Valuation methodology for the fair value of RSUs and PSUs granted to employees under the 2022 Omnibus Incentive Plan
The fair value of the RSUs granted April 3, 2023 was determined by reference to the Group’s closing share price of $3.79 on the business day immediately preceding the grant date (i.e., $3.79 per RSU). The fair value of PSUs granted was determined by calculating the weighted-average fair value of the 368,732 units linked to market-based vesting conditions and the 1,106,195 units linked to non-market-based vesting conditions. The units linked to non-market-based vesting conditions were fair valued by reference to the Group’s closing share price of $3.79 on the business day immediately preceding the grant date (i.e., $3.79 per unit). The units linked to market-based vesting conditions were fair valued using a Monte Carlo simulation in a risk-neutral option pricing framework whereby the future share prices of Polestar’s Class A Shares and shares of the peer group over the performance period were calculated assuming a GBM. For each simulation path, the payoff amount of the awards was calculated as the simulated price of the Class A Shares multiplied by the simulated total shareholder return vesting (i.e., the number of awards simulated to vest based on the probability of achievement of certain performance conditions) and then discounted to the grant date at the term-matched risk-free rate. The fair value per unit of the units linked to market-based vesting conditions was determined to be $3.33 by leveraging an implied volatility of 75%, a peer group historical average volatility of 63.5%, a risk-free rate of 3.8%, a simulation term of 2.7 years, a dividend yield of 0%, and 100,000 simulation iterations. As such, the weighted-average fair value per PSU was calculated to be $3.68. Refer to Note 3 - Share-based payment for more detail on the 2022 Omnibus Incentive Plan.